Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,395,841.00
Previously Paid Amount	0.00
Total Fee Amount	38,446.48
Total Offset Amount	0.00
Net Fee	$ 38,446.48